Related Party Transactions and Balances	12 Months Ended
Mar. 31, 2023
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 16—RELATED PARTY TRANSACTIONS AND BALANCES

The following companies are related parties that had balances or transactions with YS Group as of and during the fiscal years ended March 31, 2023, 2022 and 2021:

Name of related parties	Relationship with YS Group
Yisheng Biopharma Co., Ltd	An entity controlled by Yi Zhang
Yisheng Biopharma Holdings Ltd.	An entity controlled by Yi Zhang
Kaifeng Yisheng Pan-Asia Technology Co., Ltd	An entity controlled by Yi Zhang
Beijing Yisheng Xingye Technology Co., Ltd.	An entity controlled by Yi Zhang
Changchun Bailong Biotechnology Co., Ltd.	An entity controlled by Yi Zhang
Henan Yisheng Huizhong Health Services Co., Ltd.	An entity controlled by Yi Zhang
Henan Yisheng Biopharma Co., Ltd.	An entity controlled by Yi Zhang
Beijing Huaerdun Kangqi Biotechnology Co., Ltd.	An entity controlled by Yi Zhang
Liaoning Yisheng Pan-Asia	An entity controlled by Yi Zhang
Yi Zhang	Chairman of Board of Directors
Hui Shao	Chief Executive Officer
Zhongkai Shi*	Chief Medical Officer
Nan Zhang	Daughter of the Chairman
Xu Zhang	Daughter of the Chairman

*	Zhongkai Shi resigned in September 2021.

Transactions with related parties

YS Group had the following transactions with related parties, all of which are interest-free during the fiscal years ended March 31, 2023, 2022 and 2021:

	Years Ended March 31,
	2021	2022	2023	2023
	(RMB)	(RMB)	(RMB)	(US$)
Amounts due from related party:
Yisheng Biopharma Holdings Limited (Hong Kong)
Receivable collected on behalf of YS Group	30,088,833	2,966,777	-	-
Repayment to YS Group		33,055,610	-	-

In fiscal 2021, YS Group lent RMB30,088,833 to Yisheng Biopharma Holdings Limited (Hong Kong) for its operating needs. In fiscal 2022, YS Group lent another RMB2,966,777 to Yisheng Biopharma Holdings Limited (Hong Kong), and Yisheng Biopharma Holdings Limited (Hong Kong) repaid RMB33,055,610 in full to YS Group. As of March 31, 2022, the balance of amount due from Yisheng Biopharma Holdings Limited (Hong Kong) is RMB nil.